Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following at August 31, 2018 and May 31, 2018.

	August 31,	May 31,
	2018	2018
Office equipment	120,276	2,674
Furniture and fixtures	13,112	-
Leasehold improvements	$799,754	$-
Less: accumulated depreciation	(27,509)	(2,674)
Property, plant, and equipment, net	$905,633	$-

Property, plant and equipment consisted of the following at May 31, 2018 and 2017.

	May 31,	May 31,
	2018	2017
Computer equipment	$2,674	$2,674
Property and equipment, gross	2,674	2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	$-	$890